Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, shares issued (in Shares)	4,857,476	4,854,009
Common stock, shares outstanding (in Shares)	1,445,979	1,442,512
Treasury stock (in Shares)	3,467	3,467
Series A Convertible Preferred Stock
Preferred Stock, shares issued (in Shares)	0	9,000
Preferred Stock, shares outstanding (in Shares)	0	9,000
Series B Convertible Preferred Stock
Preferred Stock, shares issued (in Shares)	0	11,000
Preferred Stock, shares outstanding (in Shares)	0	11,000
Series C Convertible Preferred Stock
Preferred Stock, shares issued (in Shares)	3,800	3,500
Preferred Stock, shares outstanding (in Shares)	3,800	3,500
Liquidation preference	$ 3.8
Series D Convertible Preferred Stock
Preferred Stock, shares issued (in Shares)	5,000	0
Preferred Stock, shares outstanding (in Shares)	5,000	0
Liquidation preference	$ 5.0
Series E Convertible Preferred Stock
Preferred Stock, shares issued (in Shares)	19,500	0
Preferred Stock, shares outstanding (in Shares)	19,500	0
Liquidation preference	$ 19.5